Intangible Assets - Summary of Amortization of Intangible Assets Allocated (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 924	¥ 779	¥ 637
Cost of Revenues [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	722	577	434
Selling and Marketing Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	11	19	41
General and Administrative Expenses [Member]
Disclosure Of Intangible Assets [Line Items]
Amortization charge	¥ 191	¥ 183	¥ 162